Offerings	Feb. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering an indeterminate number of additional shares of common stock that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the registrant, and the shares set forth in this table shall be adjusted to include such shares, as applicable. b) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering an indeterminate number of additional shares of common stock that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the registrant, and the shares set forth in this table shall be adjusted to include such shares, as applicable. b) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act. c) The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $10,000,000. d) No separate registration fee pursuant to Rule 457(g) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Pre-funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering an indeterminate number of additional shares of common stock that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the registrant, and the shares set forth in this table shall be adjusted to include such shares, as applicable. b) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act. c) The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $10,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering an indeterminate number of additional shares of common stock that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the registrant, and the shares set forth in this table shall be adjusted to include such shares, as applicable. b) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act. c) No separate registration fee pursuant to Rule 457(g) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Warrants
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering an indeterminate number of additional shares of common stock that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the registrant, and the shares set forth in this table shall be adjusted to include such shares, as applicable. b) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering an indeterminate number of additional shares of common stock that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the registrant, and the shares set forth in this table shall be adjusted to include such shares, as applicable. b) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act. c) No separate registration fee pursuant to Rule 457(g) of the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Placement Agent Warrants
Maximum Aggregate Offering Price	$ 550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75.95
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering an indeterminate number of additional shares of common stock that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the registrant, and the shares set forth in this table shall be adjusted to include such shares, as applicable. b) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act.